Leases - Summary of Maturity of Lease Liabilities (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Maturity of lease liabilities
April 1 to December 31, 2021	$ 4,106
2022	5,424
2023	4,406
2024	77
Total lease payments	14,013
Total lease payments	14,013
Imputed interest	(838)
Total Lease Liabilities	$ 13,175